CASH FLOW INFORMATION (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment activities
Investment in-kind in other related parties (Note 15)	$ 664,590	$ 3,642,234
Capitalization of interest on buildings in progress	336,776	144,360
Investment activities	1,001,366	$ 3,786,594
Financing activities
Contingent consideration payment with own shares (Note 5.12)	(870,795)
Financial liabilities with related parties	(251,120)
Financing activities	$ (1,121,915)